Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Carrying Value Long-Term Debt	$ 2,485.3	$ 2,021.0
Principal Outstanding	2,529.2	2,066.4
Deferred Finance Charges	(43.9)	(34.8)
Debt discount	0.0	(17.1)
Debt premium	0.0	6.5
2028 Notes
Debt Instrument [Line Items]
Carrying Value Long-Term Debt	0.0	1,077.6
2030 Notes
Debt Instrument [Line Items]
Carrying Value Long-Term Debt	0.0	749.4
2032 Notes
Debt Instrument [Line Items]
Carrying Value Long-Term Debt	1,100.0	0.0
2034 Notes
Debt Instrument [Line Items]
Carrying Value Long-Term Debt	935.0	0.0
Convertible Bonds due 2028
Debt Instrument [Line Items]
Carrying Value Long-Term Debt	44.2	239.4
Convertible Notes
Debt Instrument [Line Items]
Carrying Value Long-Term Debt	300.0	0.0
Seller’s Credit
Debt Instrument [Line Items]
Carrying Value Long-Term Debt	$ 150.0	$ 0.0